Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000245003
Shareholder Report [Line Items]
Fund Name	GGM Macro Alignment ETF
Trading Symbol	GGM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GGM Macro Alignment ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regdocs.blugiant.com/ggm-macro-alignment-etf/. You can also request this information by contacting us at 1-800-966-9991.
Additional Information Phone Number	1-800-966-9991
Additional Information Website	https://regdocs.blugiant.com/ggm-macro-alignment-etf/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGM Macro Alignment ETF	$36	0.74%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Material Change Date	Feb. 28, 2025
AssetsNet	$ 20,337,191
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 80,584
InvestmentCompanyPortfolioTurnover	244.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,337,191 Number of Portfolio Holdings5 Advisory Fee $80,584 Portfolio Turnover244%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Updated Prospectus Web Address	https://regdocs.blugiant.com/ggm-macro-alignment-etf/